Note 21 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Net Interest Income	$ 17,817,000		$ 19,394,000
Provision for Loan, Lease, and Other Losses	1,534,000		157,000
Net Interest Income after Provision for (Recovery of) Credit Losses	16,283,000		19,237,000
Insurance commissions	744,000		663,000
Income from bank-owned life insurance	118,000		102,000
Net gain on sale of loans	3,699,000		2,620,000
Gain on the sale of SBA loans	453,000		468,000
Sale and Leaseback Transaction, Gain (Loss), Net	1,485,000		0
Total Non-Interest Income	8,156,000		5,292,000
Salaries and employee benefits	14,636,000		13,850,000
Directors’ fees and expenses	201,000		316,000
Occupancy and equipment	1,418,000		1,656,000
Data processing	1,298,000		1,051,000
Professional fees	769,000		932,000
FDIC deposit insurance assessment	614,000		867,000
Advertising	302,000		283,000
Amortization of Intangible Assets	49,000		49,000
Other	1,731,000		1,913,000
Total Non-Interest Expense	21,018,000		20,917,000
Pretax Segment Profit	3,421,000		3,612,000
Net (Loss) Income Attributable to Discontinued Operations	(406,000)		262,000
Segment Assets	685,168,000		754,118,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	909,000		600,000
Real Estate Sales Commissions [Member]
Non-interest revenue	20,000		94,000
Other Fees and Services Fees [Member]
Non-interest revenue	612,000		510,000
Loan Servicing Fee [Member]
Non-interest revenue	116,000		235,000
Quaint Oak Bank [Member]
Net Interest Income	17,045,000	[1]	18,711,000	[2]
Provision for Loan, Lease, and Other Losses	1,969,000	[1]	248,000	[2]
Net Interest Income after Provision for (Recovery of) Credit Losses	15,076,000	[1]	18,463,000	[2]
Insurance commissions	744,000	[1]	663,000	[2]
Income from bank-owned life insurance	118,000	[1]	102,000	[2]
Net gain on sale of loans	2,187,000	[1]	1,503,000	[2]
Gain on the sale of SBA loans	453,000	[1]	468,000	[2]
Sale and Leaseback Transaction, Gain (Loss), Net	1,485,000	[1]	0	[2]
Total Non-Interest Income	6,509,000	[1]	4,024,000	[2]
Salaries and employee benefits	13,195,000	[1]	12,691,000	[2]
Directors’ fees and expenses	201,000	[1]	316,000	[2]
Occupancy and equipment	1,418,000	[1]	1,651,000	[2]
Data processing	1,298,000	[1]	1,051,000	[2]
Professional fees	688,000	[1]	847,000	[2]
FDIC deposit insurance assessment	614,000	[1]	867,000	[2]
Advertising	277,000	[1]	259,000	[2]
Amortization of Intangible Assets	49,000	[1]	49,000	[2]
Other	1,694,000	[1]	1,891,000	[2]
Total Non-Interest Expense	19,434,000	[1]	19,622,000	[2]
Pretax Segment Profit	2,151,000	[1]	2,865,000	[2]
Net (Loss) Income Attributable to Discontinued Operations	(406,000)	[1]	262,000	[2]
Segment Assets	632,644,000	[1]	694,501,000	[2]
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	909,000	[1]	600,000	[2]
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	20,000	[1]	94,000	[2]
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	477,000	[1]	359,000	[2]
Quaint Oak Bank [Member] | Loan Servicing Fee [Member]
Non-interest revenue	116,000	[1]	235,000	[2]
Quaint Oak Bank, Mortgage [Member]
Net Interest Income	772,000		683,000
Provision for Loan, Lease, and Other Losses	(435,000)		(91,000)
Net Interest Income after Provision for (Recovery of) Credit Losses	1,207,000		774,000
Insurance commissions	0		0
Income from bank-owned life insurance	0		0
Net gain on sale of loans	1,512,000		1,117,000
Gain on the sale of SBA loans	0		0
Sale and Leaseback Transaction, Gain (Loss), Net	0		0
Total Non-Interest Income	1,647,000		1,268,000
Salaries and employee benefits	1,441,000		1,159,000
Directors’ fees and expenses	0		0
Occupancy and equipment	0		5,000
Data processing	0		0
Professional fees	81,000		85,000
FDIC deposit insurance assessment	0		0
Advertising	25,000		24,000
Amortization of Intangible Assets	0		0
Other	37,000		22,000
Total Non-Interest Expense	1,584,000		1,295,000
Pretax Segment Profit	1,270,000		747,000
Net (Loss) Income Attributable to Discontinued Operations	0		0
Segment Assets	52,524,000		59,617,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	0		0
Quaint Oak Bank, Mortgage [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	0		0
Quaint Oak Bank, Mortgage [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	135,000		151,000
Quaint Oak Bank, Mortgage [Member] | Loan Servicing Fee [Member]
Non-interest revenue	$ 0		0
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue			$ 600,000

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.
[2]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.